Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Share-Based Compensation
Share-Based Compensation

15. Share-Based Compensation

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Share options	51,054	45,973	40,533	5,822
Non-vested restricted shares	42,581	66,790	54,364	7,809
Total share-based compensation	93,635	112,763	94,897	13,631

During the year ended December 31, 2010, the Group adopted its 2010 share incentive plan (the “2010 Plan”). Under the 2010 plan, the maximum number of shares in respect of which options, restricted shares, or restricted share units may be granted will be 10% of the Group’s current outstanding share capital, or 2,315,000 shares. Options have a ten-year life. Options, restricted shares or restricted share units generally vest 25% on the first anniversary of the grant date with the remaining 75% vesting ratably over the following 36 months. During the year ended 31, 2017, the Group adopted its 2017 share incentive plan (the “2017 Plan”). Under the 2017 plan, the maximum aggregate number of shares which may be issued shall be 2,800,000. The term of any option granted under the 2017 Plan shall not exceed ten years. Options, restricted shares or restricted share units generally vest 25% on the first anniversary of the grant date with the remaining 75% vesting ratably over the following 36 months.

Share Options:

The weighted-average grant-date fair value of options granted during the years ended December 31, 2017 and 2018 was RMB388.45 (US$47.96) and RMB396.37 (US$57.30) per share, respectively. No options were granted for the year ended December 31, 2019. There were 203,174, 201,630 and 152,410 options exercised during the years ended December 31, 2017, 2018 and 2019 respectively.

The Group uses the Black-Scholes pricing model and the following assumptions to estimate the fair value of the options granted or modified:

	2017		2018
Average risk-free rate of return	1.93%		2.78%
Weighted average expected option life	6.1	years	6.1	years
Estimated volatility	68.8%		57.6%
Average dividend yield	Nil		Nil

The following table summarizes option activity during the year ended December 31, 2019:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	options	Price	Term	Options
		RMB		RMB
Outstanding as of January 1, 2019	571,474	343.14	7.0	34,344
Granted	—	—
Exercised	(152,410)	208.36
Forfeited	(32,359)	312.85
Outstanding as of December 31, 2019	386,705	398.80	6.3	6,455
Exercisable as of December 31, 2019	272,521	390.15	7.2	—

The aggregate intrinsic value of options exercised during the year ended December 31, 2019 was RMB9,451. As of December 31, 2019, there was RMB34,027 of unrecognized compensation expense related to unvested share options, which is expected to be recognized over a weighted average period of 1.92 years.

Non-vested Restricted Shares:

A summary of non-vested restricted share activity during the year ended December 31, 2019 is presented below:

		Weighted-
	Number of	average
	non-vested	grant-
	restricted	date fair
Non-vested restricted shares	shares	value
		RMB
Non-vested as of January 1, 2019	370,613	483.29
Granted	37,566	418.16
Vested	(124,592)	506.02
Forfeited	(109,963)	543.68
Non-vested as of December 31, 2019	173,624	427.59

The total fair value of non-vested restricted shares vested during the year ended December 31, 2019 was RMB64,955. The fair value of non-vested restricted shares was computed based on the fair value of the Group’s ordinary shares on the vesting date (or date of modification, as applicable). As of December 31, 2019, there was RMB74,421 in total unrecognized compensation expense related to such non-vested restricted shares, which is expected to be recognized over a weighted-average period of 2.30 years.